Other Assets (Current) (Details) - Schedule of Other Assets (Current) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023
Schedule of Other Assets (Current) [Abstract]
Prepayments	$ 45,911	$ 29,784
Office rental bond	24,124
Prepayment clinical trial insurance	13,925	6,306
Other assets (current)	$ 83,960	$ 36,090	$ 1,035,181